Subsequent Events	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Jul. 31, 2022
Subsequent Events [Line Items]
Subsequent Events

Note 9 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustments or disclosures in the condensed consolidated financial statements.

Note 10 — Subsequent Events

Subsequent to December 31, 2021 the Company made draws totaling $337,000 from the $500,000 working capital loan made available by the Sponsor.

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement (other than the one described above).

DIGERATI TECHNOLOGIES, INC [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 12 – SUBSEQUENT EVENTS

Unsecured Convertible Promissory Notes payment

On November 4, 2022, the Company made a quarterly principal payment of $250,000 towards the NLI Unsecured Convertible Promissory Notes.

NLI Adjustable Note MRC Targets Payment – extension of Deferred Payment amount

On November 18, 2022, the Company and The Jerry and Lisa Morris Revocable Trust Dated November 18, 2002 agreed to a Forbearance Agreement which allows the Company to an extension of the principal payment (“Deferred Payment”) amount of $225,000 (originally scheduled to be paid by September 4, 2022), together with interest at the rate of 18% per annum (based upon the number of days elapsed between the date the Deferred Payment is scheduled for payment under the Note and the date the Deferred Payment is actually paid and a year of 360 days), to be paid on or before January 3, 2023 (the period from the Effective Date through January 3, 2023, being the “Forbearance Period”).

Securities Purchase Agreement and Promissory Note

On November 28, 2022, the Company entered into a securities purchase agreement (the “SPA”) with Mast Hill Fund, L.P. (the “Investor”), whereby the Company issued an unsecured promissory note with a principal amount of approximately $1,670,000 with an original issue discount of $250,500 and subject to annual interest of 10%. The note matures on November 22, 2023 and requires the Company to make amortization payments to the Investor of $200,000 to $400,000 every three (3) months starting in February 2023. The SPA contains customary representations and warranties. The Company also issued 2,100,000 commitment shares and a warrant to purchase 10,500,000 shares at an exercise price of $0.1195 and a term of five years.

The Investor has the right to convert all or any portion of the amount the Company owes pursuant to the Note into shares of the Company’s common stock, $0.001 par value per share (the “Common Stock”) at any time on or following the earlier of (i) March 22, 2023 or (ii) sixty (60) calendar days after the closing of the contemplated merger (the “Merger”) of MEOA Merger Sub, Inc., a wholly owned subsidiary of Minority Equality Opportunities Acquisition Inc. (“MEOA”), with and into the Company, with the Company as the surviving company in the merger and, after giving effect to such merger, the Company being a wholly-owned subsidiary of MEOA. The Investor will not convert the Note if such conversion would result in the Investor beneficially owning more than 4.99% of the shares of Common Stock then outstanding.

The Note’s conversion price is $0.0956 per share (the “Conversion Price”), subject to adjustment for any stock dividend, stock split, stock combination or similar transaction that proportionately decreases or increases the amount of Common Stock shares outstanding. The Note contains a dilutive issuance provision such that the Conversion Price is subject to a downward adjustment if the Company issues securities with an effective purchase price lower than the conversion price then in effect.

The Company shall at all times reserve the greater of (i) 52,405,858 shares of Common Stock; or (ii) three (3) times the number of shares that is actually issuable upon full conversion of the Note (the “Reserved Amount”). Not maintaining the Reserved Amount is an event of default under the Note. The Company is required to file a registration statement to register the commitment shares, the shares issuable upon the exercise of warrants issued with the note and the conversion of the note within 150 days from November 22, 2022, and to have such registration statement made effective within 180 days from November 22, 2022.

The Note is a long-term debt obligation that is material to the Company. The Note contains covenants and events of default including if the Company is delinquent in its periodic report filings with the SEC and increases in the amount of the principal and interest rates under the Note in the event of such defaults.

The Company used a portion of the net proceeds to make a deposit in the amount of $83,333.33 into the MEOA trust account on November 30, 2022 to extend the period for MEOA to complete its planned merger with the Company an initial business combination for an additional one month from November 30, 2022. The Company was required to make this payment pursuant to the Merger transaction documents.

Convertible Promissory Notes

On January 24, 2023, Digerati Technologies, Inc. (the “Company”), issued two unsecured convertible promissory notes to two accredited investors (the “January Investors”). The closing of the transactions took place on January 25 and January 26, 2023.

Each January Investor lent $600,000 to the Company for total gross proceeds of $1.2 million. Each convertible note has a principal amount of $660,000, a ten percent (10%) per annum interest rate and mature on May 24, 2023. The Company is obligated to make monthly interest only payments and is obligated to pay the principal amount plus any accrued interest on the maturity date. The Company can, at its option, prepay the amount the Company owes pursuant to the convertible notes without a penalty.

The maturity date can be extended for up to four (4) additional thirty (30) day periods at the option of the Company in consideration for the issuance to each January Investor of 165,000 shares of the Company’s common stock for each thirty (30) day extension period.

The Company issued 660,000 shares of Common Stock to each of the January Investors as additional consideration for the purchase of the Convertible Notes.

While the Company intends to repay the convertible notes in full in conjunction with the closing of the Merger, the January Investors will have the right to convert all or any portion of the principal amount the Company owes pursuant to the convertible notes into shares of the Company’s Common Stock at any time on or following the earlier of (i) one hundred twenty (120) calendar days after each convertible note was funded or (ii) sixty (60) calendar days after the closing of the Merger.

When the convertible notes are convertible, the conversion price will be $0.10 per share, subject to adjustment for any stock dividend, stock split, stock combination, rights offerings, reclassification or similar transaction that proportionately decreases or increases the amount of common stock shares outstanding.

Securities Purchase Agreement and Promissory Notes

In December 2022, the Company entered into securities purchase agreements (the “SPAs”) with a total of three (3) accredited investors (the “December Investors”).

Pursuant to the SPAs, the December Investors purchased, and the Company issued, unsecured promissory notes in the aggregate principal amount totaling $482,354 with an original issue discount totaling $72,354. The gross proceeds the Company received prior to payment of transaction expenses was $410,000. The notes mature in 12 months after issuance and are subject to annual interest of 10%. The notes require the Company to make total amortization payments to the December Investors of approximately: (a) $58,000 in March 2023; (b) $87,000 in June 2023; and (c) $116,000 in September 2023. Upon maturity, the Company will be required to make amortization payments to the December Investors consisting of all remaining amounts owed under the Notes.

While the Company intends to repay the notes in full in conjunction with the closing of the Merger, the December Investors will have the right to convert all or any portion of the amount the Company owes pursuant to the note into shares of the Company’s common stock at any time on or following the earlier of (i) four (4) months after the issuance date of the notes or (ii) sixty (60) calendar days after the closing of the Merger. The December Investors will not convert the notes if such conversion would result in a December Investor together with such December Investor’s affiliates and any other persons acting as a group together with such December Investor or any of such December Investor’s affiliates beneficially owning more than 4.99% of the shares of common stock then outstanding.

When the notes are convertible, the conversion price will be $0.0956 per share, subject to adjustment for any stock dividend, stock split, stock combination, rights offerings, reclassification or similar transaction that proportionately decreases or increases the amount of common stock shares outstanding.

Notes Commitment Shares and Warrant

In connection with the purchase of the Notes and pursuant to the SPAs, the Company issued a total of (i) 606,907 shares of Common Stock to the Investor (the “Notes Commitment Shares”) and (ii) warrants to the December Investors to purchase up to 3,034,535 shares of Common Stock (the “Warrants”). The Warrants can be exercised for five (5) years from the date of issuance, have an exercise price of $0.1195 (the “Exercise Price”), under a cash or cashless exercise provision at the option of the December Investors. The Exercise Price and the amount of warrant shares is subject to adjustment for any stock dividend, stock split, stock combination or other similar transaction that proportionately decreases or increases the amount of Common Stock shares outstanding. If the Company does not make the Notes amortization payments, the Exercise Price could be subject to a downward adjustment pursuant to dilutive issuance provision in the Warrants that is similar to the one provided for in the Notes. Each December Investor will not exercise its Warrant if such exercise would result in such December Investor together with such December Investor’s affiliates and any other persons acting as a group together with such December Investor or any of such December Investor’s affiliates beneficially owning more than 4.99% of the shares of Common Stock then outstanding.

The Company can force the exercise of the Warrants if, among other requirements, (i) the VWAP (as defined in the Warrants) of the Common Stock during each of the ten (10) trading days prior to the date on which the Company will deliver shares to the December Investors pursuant to the forced exercise (the “Forced Exercise Shares”) equals or exceed 250% of the Exercise Price and (ii) the trading volume of the Common Stock equals or exceeds the Forced Exercise Share amount during each of the ten (10) trading days prior to the date of delivery of such shares.

Registration Rights Agreement

In connection with the signing of the SPAs and the issuance of the Notes and Warrants, the Company and the December Investors entered into Registration Rights Agreements (the “RRAs”) with regard to the Notes Commitment Shares, the Notes Conversion Shares, and the shares of Common Stock issuable pursuant to the exercise of the Warrants (the “Warrant Shares” and, together with the Notes Commitment Shares and the Notes Conversion Shares, the “Registrable Securities”). Pursuant to the RRA, the Company is obligated to file a registration statement with the Securities and Exchange Commission to register the Registrable Securities under the Securities Act of 1933, as amended (the “Securities Act”) for resale by the December Investors. The RRA’s deadline to file the resale registration statement is within one hundred fifty (150) days of the date of the SPAs with the effectiveness deadline being within one hundred eighty (180) days of the date of the SPAs. Failure to meet these deadlines constitutes an event of default under the Notes.

Second Amendment to Asset Purchase Agreement

On December 5, 2022, the Company, amended its Asset Purchase Agreement related to the Skynet acquisition to extend the quarterly payment of $100,000 due on December 15, 2022 until the closing of the Company’s planned merger with MEOA.

NLI Adjustable Note MRC Targets Payment

On December 12, 2022, the Company paid the NLI Adjustable MRC target payment for the quarter ended October 31, 2022 for $250,000.

NOTE 18 - SUBSEQUENT EVENTS

MEOA Business Combination

On August 30, 2022, Digerati entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among Digerati, Minority Equality Opportunities Acquisition Inc., a Delaware corporation (“MEOA”), and Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of MEOA (“Merger Sub”).

The Business Combination Agreement and the transactions contemplated thereby were approved by the board of directors of each of MEOA and Digerati.

The Business Combination Agreement provides, among other things, that Merger Sub will merge with and into Digerati, with Digerati as the surviving company in the merger and, after giving effect to such merger, Digerati shall be a wholly-owned subsidiary of MEOA (the “Merger”). In addition, MEOA will be renamed Verve Technology Corporation. The Merger and the other transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination”. Other capitalized terms used, but not defined, herein, shall have the respective meanings given to such terms in the Business Combination Agreement.

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, among other things: (i) each share of Digerati common stock outstanding as of immediately prior to the Effective Time will be exchanged for shares of MEOA common stock, par value $0.0001 per share (each, an “MEOA Share” and collectively, the “MEOA Shares”), based upon the exchange ratio set forth in the Business Combination Agreement (the “Exchange Ratio”); (ii) all vested and unvested stock options of Digerati will be assumed by MEOA and thereafter be settled or exercisable for MEOA Shares, as applicable, determined based on the Exchange Ratio; (iii) each warrant to purchase shares of Digerati common stock will be canceled in exchange for a warrant to purchase MEOA Shares determined based on the Exchange Ratio; (iv) any shares of the Series A Preferred Stock of Digerati outstanding as of the Effective Time will thereafter be convertible into a number of MEOA Shares determined by multiplying the number of shares of Digerati common stock into which such preferred shares would have been convertible immediately prior to the Effective Time by the Exchange Ratio; (v) certain convertible notes of Digerati issued following the signing of the Business Combination Agreement and outstanding as of the Effective Time will thereafter be convertible into a number of MEOA Shares determined by multiplying the number of shares of Digerati common stock into which such convertible notes would have been convertible immediately prior to the Effective Time by the Exchange Ratio; and (vi) each share of MEOA Class A common stock, par value $0.0001 per share (the “MEOA Class A Common Stock”), and each share of MEOA Class B common stock, par value $0.0001 per share (the “MEOA Class B Common Stock”), that is issued and outstanding immediately prior to the effective time shall become one MEOA Share following the consummation of the Business Combination.

The Business Combination is expected to close in the first calendar quarter of 2023, following the receipt of the required approval by the stockholders of MEOA and Digerati, approval by Nasdaq of MEOA’s initial listing application filed in connection with the Business Combination, and the fulfillment of other customary closing conditions.

The Business Combination Agreement may be terminated under certain customary and limited circumstances at any time prior to the closing, including, without limitation, (i) by the mutual written consent of MEOA and Digerati; (ii) by MEOA, subject to certain exceptions, if any of the representations or warranties made by Digerati are not true and correct or if Digerati fails to perform any of its covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing) such that certain conditions to our obligations could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) February 25, 2023 (the “Termination Date”); (iii) by Digerati, subject to certain exceptions, if any of the representations or warranties made by our company or Merger Sub are not true and correct or if MEOA or Merger Sub fails to perform any of its covenants or agreements under the Business Combination Agreement (including an obligation to consummate the closing) such that the condition to the obligations of Digerati could not be satisfied and the breach (or breaches) of such representations or warranties or failure (or failures) to perform such covenants or agreements is (or are) not cured or cannot be cured within the earlier of (A) thirty (30) days after written notice thereof, and (B) the Termination Date; (iv) by either MEOA or Digerati, if the closing does not occur on or prior to the Termination Date, unless the breach of any covenants or obligations under the Business Combination Agreement by the party seeking to terminate proximately caused the failure to consummate the transactions contemplated by the Business Combination Agreement; (v) by either MEOA or Digerati, if (A) any governmental entity shall have issued an order or taken any other action permanently enjoining, restraining or otherwise prohibiting the transactions contemplated by the Business Combination Agreement and such order or other action shall have become final and non-appealable; or (B) if the Required MEOA Stockholder Consent is not obtained; (vi) by MEOA, if (A) Digerati does not deliver, or cause to be delivered to MEOA a Transaction Support Agreement duly executed by certain Digerati stockholders or (B) the Digerati stockholders meeting has been held, has concluded, the Digerati stockholders have duly voted, and Digerati stockholder approval was not obtained; (vii) by MEOA, if Digerati does not deliver, or cause to be delivered, to MEOA a duly executed copy of the PRG Resolution Agreement on or prior to October 15, 2022. The parties are currently negotiating an extension to this deadline. There can be no assurance that an agreement on this matter will be reached; (viii) by Digerati, should MEOA not have timely taken such actions as are reasonably necessary to extend the period of time to complete an initial business combination for an additional period of three months from November 30, 2022; provided, that it shall be the obligation of Digerati to timely make the deposit into the Trust Account in connection with such extension, and Digerati shall not have a right to terminate the Business Combination Agreement as a result of Digerati’s failure to make such deposit; (ix) by MEOA should Digerati not deposit into the Trust Account in a timely manner the funds necessary to extend the period for our company to complete an initial business combination for an additional period of three months from November 30, 2022, in accordance with, and as required pursuant to, the Business Combination Agreement; and (x) by MEOA should: (A) Nasdaq not approve the initial listing application for the combined company with Nasdaq in connection with the Business Combination; (B) the combined company not have satisfied all applicable initial listing requirements of Nasdaq; or (C) the common stock of the combined company not have been approved for listing on Nasdaq prior to the date of the closing.

If the Business Combination Agreement is validly terminated, none of the parties to the Business Combination Agreement will have any liability or any further obligation under the Business Combination Agreement other than customary confidentiality obligations, except in the case of a willful breach of any covenant or agreement under the Business Combination Agreement or fraud, provided, that (A) if MEOA terminates the Business Combination Agreement pursuant to clauses (ii), (vi), (vii) or (viii) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000, (B) if Digerati terminates the Business Combination Agreement pursuant to clauses (iii) or (ix) of the preceding paragraph, MEOA shall pay to Digerati promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $2,000,000 and (C) in the event of a termination by MEOA pursuant to clauses (ix) or (x) of the preceding paragraph, Digerati shall pay to MEOA, promptly following such termination, and in any event within not less than five business days following delivery of notice of termination, a termination fee in the amount of $1,265,000.

Convertible Notes Extensions

On various dates in August, September and October 2022, the Company entered into several note extension agreements and as consideration for the extensions, the Company issued a total of 2,060,000 shares with a fair value of $252,340. The Company also agreed to add a total of $302,500 to the principal amounts owed to the noteholders.

Unsecured Convertible Promissory Notes payment

On September 5, 2022, the Company made a quarterly principal payment of $250,000 towards the NLI Unsecured Convertible Promissory Notes.

Convertible Promissory Notes & Equity Issuance

On various dates in September and October 2022, the Company entered into 2 convertible promissory notes with principal balances totaling $350,000 which are subject to annual interest of 8% and mature over a period ranging from 6 months to 1 year. The Company issued 150,000 shares of common stock with a fair market value of $20,145. The notes are convertible into shares of common stock at a conversion price equal to the greater of (i) $0.15 per share (the “Fixed Conversion Price”), or (ii) seventy-five percent (75%) of the lowest daily volume weighted average price (“VWAP”) over the ten (10) consecutive trading day period ending on the trading day immediately prior to the applicable conversion date (the “Variable Conversion Price”).

One of the convertible promissory notes provided, that the Holder shall, in its sole discretion, be able to convert any amounts due hereunder at a twenty-five percent (25%) discount to the per share price of the qualified uplisting financing of over $4MM. If, no later than July 31, 2023, the Company shall fail to uplist to any tier of the NASDAQ Stock Market, the New York Stock Exchange or the NYSE MKT, the conversion price under the note will be adjusted to equal the lesser of (i) $0.10 per share; or (ii) seventy-five percent (75%) of the lowest VWAP in the preceding twenty (20) consecutive trading days.

In October 2022, the Company entered into a convertible promissory note with principal balances totaling $165,000 which is subject to annual interest of 8% and mature over a period of 9 months. The Company issued 300,000 shares of common stock with a fair market value of $45,000. The note is convertible at a conversion price equal to the greater of $0.10 or 25% discount to up-listing price of offering/underwriting price concurrent with the Company listing on Nasdaq or NYSE American.

Promissory Note Extension

On September 8, 2022, the holder of a promissory note for $50,000, originally secured on October 22, 2018, agreed to extend the maturity date until January 31, 2023, all other terms remained the same.

Promissory Note - related party

On October 4, 2022, the Company entered into a $150,000 promissory note, with the Company’s president, Derek Gietzen, with a maturity date of October 15, 2022, and annual interest rate of 11%. On October 17, 2022, the Company paid the total principal outstanding of $150,000, plus accrued interest.

Amendment to Forbearance Agreement

On October 17, 2022, T3 Nevada, and Post Road Group, agreed to Amend the Forbearance Agreement dated June 13, 2022, pursuant to an Amendment to Forbearance Agreement (the “Amendment”).

The Amendment was entered into because certain events of default related to both the Credit Agreement and the Joinder that had occurred prior to the parties’ entering into the Forbearance Agreement were continuing (the “Prior Existing Defaults”), certain additional events of default related to the Credit Agreement had occurred since the date of the Forbearance Agreement (the “Additional Existing Defaults”), and the parties anticipated that additional events of default with respect to the Credit Agreement will occur (the “Anticipated Defaults”).

The Additional Existing Defaults related to financial covenants were failure to maintain a Senior Leverage Ratio (as defined in the Credit Agreement) of less than 4.06 to 1.00 for the fiscal quarter ended July 31, 2022, and failure to maintain Minimum Liquidity (as defined in the Credit Agreement) of $2.0 million for the fiscal quarter ended July 31, 2022. The Anticipated Defaults related to financial covenants are failure to maintain a Senior Leverage Ratio of less than 4.05 to 1.00 for the fiscal quarter ending October 31, 2022, and failure to maintain Minimum Liquidity of $2.0 million for the fiscal quarter ending October 31, 2022.

The Additional Existing Defaults and Anticipated Defaults unrelated to financial covenants relate to the Loan Parties’ failure to deliver a compliance certificate for the fiscal quarter ended July 31, 2022, and ending October 31, 2022, respectively and, with respect to the Additional Existing Defaults, to timely deliver an executed copy of an amendment to a lease agreement.

Pursuant to the Amendment, Post Road agreed to forbear through the Amended Forbearance Period (as defined below) from (i) exercising its rights and remedies with regard to the Prior Existing Defaults, the Additional Existing Defaults, and the Anticipated Defaults and (ii) requiring compliance with the financial covenants set forth in Section 11.12 of the Credit Agreement. The “Amended Forbearance Period” is from June 13, 2022, through the earlier of (a) November 15, 2022, (b) the date on which any other event of default not enumerated in the Amendment occurs or is deemed to have occurred, or (c) the date of any failure of any Loan Party to comply with any term, condition, or provision of the Forbearance Agreement as amended by the Amendment. The Amendment does not constitute a waiver of the defaults enumerated therein nor does it impair the ability of Post Road to exercise its rights and remedies after the expiration of the Amended Forbearance Period.